28. Segment information (Details - Geographic) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 125,582	$ 121,520	$ 114,602
UNITED KINGDOM
Segment Reporting Information [Line Items]
Revenues	932	6,903	694
AUSTRALIA
Segment Reporting Information [Line Items]
Revenues	91,381	112,174	81,241
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	18,721	0	6,622
GREECE
Segment Reporting Information [Line Items]
Revenues	378	0	8,737
JAPAN
Segment Reporting Information [Line Items]
Revenues	12,437	511	12,893
ITALY
Segment Reporting Information [Line Items]
Revenues	1,733	1,932	1,740
GERMANY
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	$ 2,675